Earnings per share - Additional information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase or deliver	12,387,500	15,450,900	12,387,500	15,450,900